CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Net Income (Loss)	$ 315	$ (819)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment	(35)	8
Net unrealized gain (loss) on derivative contracts	74	25
Total other comprehensive income (loss), before tax	39	33
Income tax benefit (expense) related to items of other comprehensive income (loss), before tax	(15)	(5)
Net current-period other comprehensive income (loss)	24	28
Total comprehensive income (loss)	$ 339	$ (791)
The Flash Business of Western Digital Corporation [Member]
Net Income (Loss)			$ (672)	$ (2,143)	$ 1,064
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment			(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts			(87)	128	(245)
Total other comprehensive income (loss), before tax			(130)	93	(352)
Income tax benefit (expense) related to items of other comprehensive income (loss), before tax			21	(29)	35
Net current-period other comprehensive income (loss)			(109)	64	(317)
Total comprehensive income (loss)			$ (781)	$ (2,079)	$ 747